Net fee income	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Net fee income	2Net fee income

	Half-year to
	30 Jun 2026	30 Jun 2025
	$m	$m
Net fee income by product
Funds under management	1,455	1,355
Cards	1,512	1,388
Credit facilities	729	694
Account services	742	734
Broking income	879	769
Unit trusts	965	659
Underwriting	491	385
Global custody	519	457
Remittances	450	418
Imports/exports	306	294
Insurance agency commission	258	237
Other	1,247	1,250
Fee income	9,553	8,640
Less: fee expense	(2,276)	(1,997)
Net fee income	7,277	6,643
Net fee income by business segment[1]
Hong Kong	1,598	1,420
UK	843	843
CIB	2,338	2,296
IWPB	2,463	2,085
Corporate Centre	35	(1)
1Effective 1 January 2026, we transferred certain clients, primarily in Hong Kong and the UK, to the CIB segment to better meet their needs. This transfer does not change the Group’s reportable segments. Comparative periods have been re-presented accordingly. The re-presentation has no impact on the Group’s consolidated financial results or financial position.